Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt [Abstract]
Schedule Of Debt

	December 31,
	2013	2012
	(in thousands)
Senior secured credit facility with PNC Bank, N.A.	$ 167,040	$ 157,250
Note payable to H&L Construction Co., Inc.	800	1,560
Other notes payable	3,206	4,739
Total	171,046	163,549
Less current portion	(1,024)	(2,350)
Long-term debt	$ 170,022	$ 161,199

Schedule Of Principal Payments On Long-Term Debt

in thousands
2014	$ 1,049
2015	210
2016	167,265
2017	240
2018	257
Thereafter	2,050
Total principal payments	171,071
Less imputed interest on interest free notes payable	(25)
Total debt	$ 171,046